Financial Instruments - Summary of An Explanation of Each Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Financial assets, at fair value		$ 9,948
Liabilities
Financial liabilities, at fair value		990
Derivative financial instruments [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value		0
Derivative financial instruments [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value		133
Derivative financial instruments [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value		0
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member]
Liabilities
Financial liabilities, at fair value	$ 299	4,953
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value	0	0
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value	0	0
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value	299	4,953
Short-term investments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	204,045	177,191
Short-term investments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Short-term investments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	$ 0
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value	117
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value	$ 0